Consolidated statements of profit or loss and other comprehensive income - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Revenue
Bitcoin mining revenue	$ 59,037,000	$ 7,898,000	$ 2,174,000
Other income	12,000	590,000	16,000
Expenses
Depreciation	(7,741,000)	(1,252,000)	(757,000)
Electricity charges	(10,978,000)	(2,654,000)	(1,306,000)
Employee benefits expense	(7,448,000)	(2,221,000)	(920,000)
Share-based payments expense	(13,896,000)	(805,000)	(179,000)
Impairment of assets	(167,000)	(432,000)	0
Loss on disposal of assets	0	(202,000)	0
Professional fees	(6,807,000)	(980,000)	(521,000)
Other operating expenses	(11,705,000)	(466,000)	(183,000)
Operating profit/(loss)	307,000	(524,000)	(1,676,000)
Finance expense	(425,441,000)	(61,175,000)	(102,000)
Interest income	79,000	6,000	3,000
Foreign exchange gain/(loss)	8,009,000	2,542,000	(367,000)
Loss before income tax expense	(417,046,000)	(59,151,000)	(2,142,000)
Income tax expense	(2,724,000)	(1,239,000)	0
Loss after income tax expense for the year	(419,770,000)	(60,390,000)	(2,142,000)
Items that may be reclassified subsequently to profit or loss
Foreign currency translation	(23,553,000)	1,313,000	546,000
Other comprehensive income/(loss) for the year, net of tax	(23,553,000)	1,313,000	546,000
Total comprehensive loss for the year	$ (443,323,000)	$ (59,077,000)	$ (1,596,000)
Basic earnings per share (in dollars per share)	$ (10.2530)	$ (2.9274)	$ (0.1329)
Diluted earnings per share (in dollars per share)	$ (10.2530)	$ (2.9274)	$ (0.1329)